Cover	Jun. 07, 2022
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 07, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1749145
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152608
Entity Address State Or Province	TX
City Area Code	855
Local Phone Number	880-0400
Entity Address Address Line 1	3600 Dickinson
Entity Address City Or Town	Fort Stockton
Entity Address Postal Zip Code	79735